Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and UncertaintiesThe Plan provides various investment options that invest in any combination of Linde ordinary shares, mutual funds, common collective trusts, stable value fund, and other investment securities. These investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk and uncertainty associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.